Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Non-recurring Basis (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Fair Value, Nonrecurring
Summary Of Significant Accounting Policies [Line Items]
Equity investments without readily determinable fair value which deemed to be impaired	¥ 14,173